Payden High Income Fund

Schedule of Investments
- July 31, 2021 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (1%
)
1,992,677 JPMorgan Chase Bank N.A.-CACLN 144A,
28.35%, 9/25/28 (a) $ 2,004
2,500,000 Madison Park Funding XIII Ltd. 144A, (3 mo.
LIBOR USD + 2.850%), 2.98%, 4/19/30 (a)(b) 2,491
Total Asset Backed (Cost - $4,432)
4,495
Bank Loans(c) (3%
)
1,477,268 AI Convoy Luxembourg Sarl Term Loan B 1L ,
(LIBOR USD 1-Month + 3.500%), 4.50%,
1/20/27  1,478
3,503,000 Ascent Resources Utica Holdings LLC Term Loan
2L , (LIBOR USD 3-Month + 9.000%), 10.00%,
11/01/25  3,846
2,100,000 Flynn Restaurant Group LP Term Loan 2L ,
(LIBOR USD 1-Month + 7.000%), 7.09%,
6/29/26  2,075
1,284,931 GOBP Holdings Inc. Term Loan B 1L , (LIBOR
USD 1-Month + 2.750%), 2.88%, 10/22/25  1,282
1,250,000 Informatica LLC Term Loan 2L , (LIBOR USD
3-Month + 7.125%), 7.13%, 2/25/25  1,280
3,000,000 MIC Glen LLC Term Loan 2L , (LIBOR USD
1-Month + 6.750%), 7.25%, 7/21/29  3,025
1,000,000 Organon & Co. Term Loan B 1L , (LIBOR USD
1-Month + 3.000%), 3.50%, 6/02/28  999
1,000,000 PetSmart Inc. Term Loan B 1L , (LIBOR USD
3-Month + 3.750%), 4.50%, 2/12/28  1,001
1,270,000 Sotera Health Holdings LLC Term Loan 1L ,
(LIBOR USD 3-Month + 2.750%), 3.25%,
12/13/26  1,267
2,505,000 Tacala Investment Corp. Term Loan B 2L ,
(LIBOR USD 1-Month + 7.500%), 8.25%,
2/05/28  2,510
1,250,000 TIBCO Software Inc. Term Loan 2L , (LIBOR
USD 1-Month + 7.250%), 7.35%, 3/04/28  1,263
Total Bank Loans (Cost - $19,479)
20,026
Corporate Bond (89%
)
Automotive  (3%)
800,000 Allison Transmission Inc. 144A, 3.75%,
1/30/31 (a) 798
1,500,000 Allison Transmission Inc. 144A, 4.75%,
10/01/27 (a) 1,569
1,000,000 American Axle & Manufacturing Inc. , 6.25%,
3/15/26  1,036
406,000 Clarios Global LP/Clarios U.S. Finance Co.
144A, 6.25%, 5/15/26 (a) 430
1,500,000 Ford Motor Co. , 4.75%, 1/15/43  1,649
700,000 Ford Motor Co. , 8.50%, 4/21/23  778
1,500,000 Ford Motor Co. , 9.00%, 4/22/25  1,848
400,000 Ford Motor Co. , 9.63%, 4/22/30  578
2,000,000 Ford Motor Credit Co. LLC , 3.82%, 11/02/27  2,105
2,050,000 Ford Motor Credit Co. LLC , 4.06%, 11/01/24  2,178
2,600,000 Goodyear Tire & Rubber Co. 144A, 5.00%,
7/15/29 (a) 2,739
1,000,000 IHO Verwaltungs GmbH , 3.75%, 9/15/26
EUR (d)(e) 1,210
2,800,000 Jaguar Land Rover Automotive PLC 144A,
5.50%, 7/15/29 (a) 2,804
2,000,000 Wheel Pros Inc. 144A, 6.50%, 5/15/29 (a) 2,035
21,757
Principal
or Shares Security Description
Value
(000)
Banking  (1%)
1,500,000 Bank of America Corp. , (3 mo. LIBOR USD +
2.931%), 5.88% (b)(f) $ 1,725
2,000,000 CIT Group Inc. , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.372%),
4.13%, 11/13/29 (b) 2,057
1,500,000 Citigroup Inc. , (3 mo. LIBOR USD + 4.068%),
5.95% (b)(f) 1,577
1,000,000 Deutsche Bank AG , (USD ICE Swap Rate 11:00
am NY 5Y + 2.553%), 4.88%, 12/01/32 (b) 1,087
1,500,000 Lloyds Bank PLC 144A, (3 mo. LIBOR USD +
11.756%), 12.00% (a)(b)(f) 1,602
8,048
Basic Industry  (15%)
1,550,000 Alcoa Nederland Holding BV 144A, 4.13%,
3/31/29 (a) 1,635
2,750,000 ARD Finance SA 144A, 6.50%, 6/30/27 (a) 2,905
3,930,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC 144A,
4.00%, 9/01/29 (a) 3,945
1,000,000 Ashland LLC , 6.88%, 5/15/43  1,285
2,000,000 Big River Steel LLC/BRS Finance Corp. 144A,
6.63%, 1/31/29 (a) 2,202
2,000,000 Builders FirstSource Inc. 144A, 4.25%,
2/01/32 (a) 2,047
2,000,000 Cascades Inc./Cascades USA Inc. 144A, 5.38%,
1/15/28 (a) 2,108
1,300,000 CF Industries Inc. , 5.15%, 3/15/34  1,616
1,500,000 Cleveland-Cliffs Inc. , 5.88%, 6/01/27  1,584
1,750,000 Coeur Mining Inc. 144A, 5.13%, 2/15/29 (a) 1,703
1,500,000 Crown Cork & Seal Co. Inc. , 7.38%, 12/15/26  1,850
1,500,000 Energizer Holdings Inc. 144A, 4.38%,
3/31/29 (a) 1,512
2,000,000 First Quantum Minerals Ltd. 144A, 7.25%,
4/01/23 (a) 2,040
3,100,000 FMG Resources August 2006 Pty Ltd. 144A,
4.38%, 4/01/31 (a) 3,375
1,000,000 FMG Resources August 2006 Pty Ltd. 144A,
4.50%, 9/15/27 (a) 1,094
500,000 Freeport-McMoRan Inc. , 5.40%, 11/14/34  636
960,000 Freeport-McMoRan Inc. , 5.45%, 3/15/43  1,235
1,000,000 GrafTech Finance Inc. 144A, 4.63%,
12/15/28 (a) 1,029
1,000,000 Graphic Packaging International LLC 144A,
4.75%, 7/15/27 (a) 1,083
1,500,000 H&E Equipment Services Inc. 144A, 3.88%,
12/15/28 (a) 1,489
1,200,000 HB Fuller Co. , 4.00%, 2/15/27  1,244
1,000,000 HB Fuller Co. , 4.25%, 10/15/28  1,024
2,750,000 IAMGOLD Corp. 144A, 5.75%, 10/15/28 (a) 2,835
1,250,000 James Hardie International Finance DAC 144A,
5.00%, 1/15/28 (a) 1,329
2,500,000 Kaiser Aluminum Corp. 144A, 4.50%,
6/01/31 (a) 2,603
1,500,000 KBR Inc. 144A, 4.75%, 9/30/28 (a) 1,520
1,000,000 Kraton Polymers LLC/Kraton Polymers Capital
Corp. 144A, 4.25%, 12/15/25 (a) 1,028
1,500,000 MasTec Inc. 144A, 4.50%, 8/15/28 (a) 1,587
3,500,000 Mauser Packaging Solutions Holding Co. 144A,
7.25%, 4/15/25 (a) 3,424
2,200,000 Mercer International Inc. , 5.13%, 2/01/29  2,247
1,000,000 Meritage Homes Corp. , 5.13%, 6/06/27  1,128
2,523,000 Moog Inc. 144A, 4.25%, 12/15/27 (a) 2,607

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
2,650,000 NOVA Chemicals Corp. 144A, 4.25%,
5/15/29 (a) $ 2,685
1,850,000 Novelis Corp. 144A, 4.75%, 1/30/30 (a) 1,972
1,800,000 OCI NV 144A, 4.63%, 10/15/25 (a) 1,864
1,500,000 Reynolds Group Issuer Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer Lu 144A,
4.00%, 10/15/27 (a) 1,500
2,650,000 Sensata Technologies BV 144A, 4.00%,
4/15/29 (a) 2,727
500,000 Spirit AeroSystems Inc. , 4.60%, 6/15/28  485
1,000,000 Spirit AeroSystems Inc. 144A, 7.50%,
4/15/25 (a) 1,063
1,000,000 Standard Industries Inc. 144A, 4.75%,
1/15/28 (a) 1,042
500,000 Standard Industries Inc. 144A, 5.00%,
2/15/27 (a) 516
2,000,000 Stevens Holding Co. Inc. 144A, 6.13%,
10/01/26 (a) 2,149
1,750,000 Terex Corp. 144A, 5.00%, 5/15/29 (a) 1,816
2,500,000 TransDigm Inc. 144A, 4.88%, 5/01/29 (a) 2,510
250,000 TransDigm Inc. 144A, 8.00%, 12/15/25 (a) 269
1,500,000 TransDigm UK Holdings PLC , 6.88%, 5/15/26  1,587
1,500,000 Tri Pointe Homes Inc. , 5.25%, 6/01/27  1,633
2,650,000 TriMas Corp. 144A, 4.13%, 4/15/29 (a) 2,696
2,650,000 Trinseo Materials Operating SCA/Trinseo
Materials Finance Inc. 144A, 5.13%, 4/01/29 (a) 2,702
3,500,000 Tronox Inc. 144A, 4.63%, 3/15/29 (a) 3,566
2,300,000 TTM Technologies Inc. 144A, 4.00%,
3/01/29 (a) 2,317
2,000,000 Univar Solutions USA Inc. 144A, 5.13%,
12/01/27 (a) 2,097
1,750,000 Victors Merger Corp. 144A, 6.38%, 5/15/29 (a) 1,762
2,650,000 VM Consolidated Inc. 144A, 5.50%, 4/15/29 (a) 2,710
100,617
Consumer Goods  (6%)
1,600,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.50%,
3/15/29 (a) 1,618
1,400,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 4.88%,
2/15/30 (a) 1,518
3,000,000 Coty Inc. 144A, 5.00%, 4/15/26 (a) 3,031
2,500,000 Dole Food Co. Inc. 144A, 7.25%, 6/15/25 (a) 2,561
1,476,000 KeHE Distributors LLC/KeHE Finance Corp.
144A, 8.63%, 10/15/26 (a) 1,607
1,725,000 Kraft Heinz Foods Co. , 5.20%, 7/15/45  2,191
2,000,000 MDC Holdings Inc. , 2.50%, 1/15/31  1,973
500,000 Newell Brands Inc. , 5.88%, 4/01/36  636
1,800,000 Post Holdings Inc. 144A, 4.50%, 9/15/31 (a) 1,824
900,000 Post Holdings Inc. 144A, 4.63%, 4/15/30 (a) 918
1,750,000 Post Holdings Inc. 144A, 5.50%, 12/15/29 (a) 1,875
2,900,000 Primo Water Holdings Inc. 144A, 4.38%,
4/30/29 (a) 2,904
2,600,000 Simmons Foods Inc./Simmons Prepared Foods
Inc./Simmons Pet Food Inc./Simmons Feed
144A, 4.63%, 3/01/29 (a) 2,628
2,600,000 Spectrum Brands Inc. 144A, 3.88%, 3/15/31 (a) 2,608
2,100,000 U.S. Foods Inc. 144A, 4.75%, 2/15/29 (a) 2,145
3,500,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 3,776
1,750,000 WASH Multifamily Acquisition Inc. 144A,
5.75%, 4/15/26 (a) 1,833
Principal
or Shares Security Description
Value
(000)
2,000,000 WESCO Distribution Inc. 144A, 7.13%,
6/15/25 (a) $ 2,152
1,000,000 Winnebago Industries Inc. 144A, 6.25%,
7/15/28 (a) 1,078
38,876
Energy  (15%)
2,300,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A, 5.75%,
3/01/27 (a) 2,375
1,000,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A, 7.88%,
5/15/26 (a) 1,110
1,950,000 Antero Resources Corp. 144A, 5.38%,
3/01/30 (a) 1,987
395,000 Antero Resources Corp. 144A, 7.63%,
2/01/29 (a) 433
1,000,000 Apache Corp. , 5.10%, 9/01/40  1,074
5,196,000 Baytex Energy Corp. 144A, 8.75%, 4/01/27 (a) 5,215
3,886,011 Bonanza Creek Energy Inc. , 7.50%, 4/30/26  3,929
900,000 Callon Petroleum Co. , 6.13%, 10/01/24  845
1,500,000 Centennial Resource Production LLC , 3.25%,
4/01/28 (g) 1,698
1,500,000 Centennial Resource Production LLC 144A,
5.38%, 1/15/26 (a)(g) 1,450
2,000,000 CNX Midstream Partners LP/CNX Midstream
Finance Corp. 144A, 6.50%, 3/15/26 (a) 2,072
825,000 CNX Resources Corp. 144A, 7.25%, 3/14/27 (a) 881
1,650,000 Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp. 144A, 5.63%,
5/01/27 (a) 1,689
3,100,000 CrownRock LP/CrownRock Finance Inc. 144A,
5.00%, 5/01/29 (a) 3,246
1,000,000 DCP Midstream Operating LP 144A, 6.75%,
9/15/37 (a) 1,237
1,750,000 DT Midstream Inc. 144A, 4.13%, 6/15/29 (a) 1,797
3,000,000 Encino Acquisition Partners Holdings LLC
144A, 8.50%, 5/01/28 (a) 3,003
500,000 EnLink Midstream Partners LP , 4.40%, 4/01/24  526
1,000,000 EQT Corp. 144A, 3.63%, 5/15/31 (a) 1,061
1,000,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.00%, 1/15/27  1,032
2,100,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 2,120
2,600,000 Gulfport Energy Operating Corp. 144A, 8.00%,
5/17/26 (a) 2,779
1,500,000 Holly Energy Partners LP/Holly Energy Finance
Corp. 144A, 5.00%, 2/01/28 (a) 1,524
2,800,000 Independence Energy Finance LLC 144A, 7.25%,
5/01/26 (a) 2,923
2,600,000 Indigo Natural Resources LLC 144A, 5.38%,
2/01/29 (a) 2,716
1,250,000 Moss Creek Resources Holdings Inc. 144A,
10.50%, 5/15/27 (a) 1,205
3,100,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 3,202
2,750,000 NuVista Energy Ltd. , 7.88%, 7/23/26 CAD (e) 2,214
3,100,000 Oasis Midstream Partners LP/OMP Finance
Corp. 144A, 8.00%, 4/01/29 (a) 3,228
1,000,000 Occidental Petroleum Corp. , 3.40%, 4/15/26  1,011
1,000,000 Occidental Petroleum Corp. , 4.20%, 3/15/48  959
500,000 Occidental Petroleum Corp. , 4.40%, 4/15/46  492
1,500,000 Occidental Petroleum Corp. , 4.63%, 6/15/45  1,510
2,000,000 Occidental Petroleum Corp. , 5.88%, 9/01/25  2,222
2,000,000 Occidental Petroleum Corp. , 7.88%, 9/15/31  2,605

Principal
or Shares Security Description
Value
(000)
500,000 Occidental Petroleum Corp. , 8.50%, 7/15/27  $ 625
1,500,000 Oil States International Inc. 144A, 4.75%,
4/01/26 (a) 1,406
1,900,000 Parkland Corp. 144A, 4.50%, 10/01/29 (a) 1,957
1,500,000 Parkland Corp. 144A, 5.88%, 7/15/27 (a) 1,602
1,500,000 PBF Holding Co. LLC/PBF Finance Corp. 144A,
9.25%, 5/15/25 (a) 1,374
3,150,000 Penn Virginia Escrow LLC 144A, 9.25%,
8/15/26 (a) 3,126
2,000,000 Plains All American Pipeline LP , (3 mo. LIBOR
USD + 4.110%), 6.13% (b)(f) 1,792
500,000 SM Energy Co. , 5.63%, 6/01/25  492
5,200,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 5,154
1,000,000 Sunoco LP/Sunoco Finance Corp. , 5.88%,
3/15/28  1,056
2,000,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A, 4.00%, 1/15/32 (a) 2,070
2,000,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp. , 5.88%, 4/15/26  2,095
1,750,000 Teine Energy Ltd. 144A, 6.88%, 4/15/29 (a) 1,781
1,500,000 TerraForm Power Operating LLC 144A, 4.75%,
1/15/30 (a) 1,582
1,250,000 TerraForm Power Operating LLC 144A, 5.00%,
1/31/28 (a) 1,352
1,600,000 TransMontaigne Partners LP/TLP Finance Corp. ,
6.13%, 2/15/26  1,635
1,450,000 Venture Global Calcasieu Pass LLC 144A,
3.88%, 8/15/29 (a) 1,483
2,150,000 Venture Global Calcasieu Pass LLC 144A,
4.13%, 8/15/31 (a) 2,229
1,000,000 Western Midstream Operating LP , 4.65%,
7/01/26  1,073
101,254
Financial Services  (6%)
2,550,000 Ally Financial Inc. , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (b)(f) 2,674
3,100,000 Compass Group Diversified Holdings LLC 144A,
5.25%, 4/15/29 (a) 3,220
2,600,000 Curo Group Holdings Corp. 144A, 7.50%,
8/01/28 (a) 2,648
1,500,000 Enact Holdings Inc. 144A, 6.50%, 8/15/25 (a) 1,629
2,500,000 goeasy Ltd. 144A, 5.38%, 12/01/24 (a) 2,602
1,500,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.38%, 2/01/29  1,524
850,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25%, 5/15/26  895
3,650,000 Jefferson Capital Holdings LLC 144A, 6.00%,
8/15/26 (a) 3,700
2,650,000 LPL Holdings Inc. 144A, 4.00%, 3/15/29 (a) 2,693
1,600,000 LPL Holdings Inc. 144A, 4.38%, 5/15/31 (a) 1,642
2,350,000 Midcap Financial Issuer Trust 144A, 6.50%,
5/01/28 (a) 2,446
2,000,000 Nationstar Mortgage Holdings Inc. 144A,
5.13%, 12/15/30 (a) 2,000
2,500,000 Navient Corp. , 5.50%, 1/25/23  2,625
1,000,000 Navient Corp. , 5.88%, 10/25/24  1,093
1,172,000 Navient Corp. , 7.25%, 9/25/23  1,292
1,000,000 OneMain Finance Corp. , 4.00%, 9/15/30  997
1,000,000 OneMain Finance Corp. , 5.38%, 11/15/29  1,101
350,000 OneMain Finance Corp. , 6.63%, 1/15/28  405
2,000,000 OneMain Finance Corp. , 6.88%, 3/15/25  2,274
Principal
or Shares Security Description
Value
(000)
450,000 OneMain Finance Corp. , 8.88%, 6/01/25  $ 496
1,050,000 PennyMac Financial Services Inc. 144A, 4.25%,
2/15/29 (a) 1,018
1,500,000 PRA Group Inc. 144A, 7.38%, 9/01/25 (a) 1,622
40,596
Healthcare  (9%)
1,350,000 Bausch Health Americas Inc. 144A, 9.25%,
4/01/26 (a) 1,463
2,400,000 Bausch Health Cos. Inc. 144A, 4.88%,
6/01/28 (a) 2,479
1,000,000 Bausch Health Cos. Inc. 144A, 5.00%,
1/30/28 (a) 955
2,000,000 Bausch Health Cos. Inc. 144A, 5.00%,
2/15/29 (a) 1,893
1,000,000 Bausch Health Cos. Inc. 144A, 9.00%,
12/15/25 (a) 1,069
1,750,000 Centene Corp. , 2.50%, 3/01/31  1,755
2,000,000 Centene Corp. , 4.63%, 12/15/29  2,194
660,000 Centene Corp. 144A, 5.38%, 6/01/26 (a) 688
1,500,000 Centene Corp. 144A, 5.38%, 8/15/26 (a) 1,564
2,200,000 Charles River Laboratories International Inc.
144A, 3.75%, 3/15/29 (a) 2,263
3,000,000 CHS/Community Health Systems Inc. 144A,
6.13%, 4/01/30 (a) 3,043
950,000 CHS/Community Health Systems Inc. 144A,
6.63%, 2/15/25 (a) 997
500,000 CHS/Community Health Systems Inc. 144A,
8.00%, 12/15/27 (a) 554
2,500,000 DaVita Inc. 144A, 3.75%, 2/15/31 (a) 2,431
900,000 DaVita Inc. 144A, 4.63%, 6/01/30 (a) 932
2,650,000 Edgewell Personal Care Co. 144A, 4.13%,
4/01/29 (a) 2,670
1,100,000 HCA Inc. , 3.50%, 9/01/30  1,195
1,000,000 HCA Inc. , 5.63%, 9/01/28  1,204
860,000 HCA Inc. , 5.88%, 2/01/29  1,054
1,500,000 HCA Inc. , 7.69%, 6/15/25  1,829
3,000,000 HCRX Investments Holdco LP 144A, 4.50%,
8/01/29 (a) 3,064
2,000,000 Molina Healthcare Inc. 144A, 3.88%,
11/15/30 (a) 2,124
2,500,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A, 5.13%, 4/30/31 (a) 2,578
2,475,000 Prestige Brands Inc. 144A, 3.75%, 4/01/31 (a) 2,452
1,750,000 Prime Healthcare Services Inc. 144A, 7.25%,
11/01/25 (a) 1,882
1,900,000 Radiology Partners Inc. 144A, 9.25%,
2/01/28 (a) 2,054
1,000,000 RP Escrow Issuer LLC 144A, 5.25%,
12/15/25 (a) 1,026
2,500,000 Select Medical Corp. 144A, 6.25%, 8/15/26 (a) 2,647
2,500,000 Syneos Health Inc. 144A, 3.63%, 1/15/29 (a) 2,488
750,000 Tenet Healthcare Corp. 144A, 4.63%,
6/15/28 (a) 777
1,800,000 Tenet Healthcare Corp. 144A, 4.88%,
1/01/26 (a) 1,861
1,000,000 Tenet Healthcare Corp. 144A, 6.13%,
10/01/28 (a) 1,066
500,000 Tenet Healthcare Corp. 144A, 7.50%,
4/01/25 (a) 538
1,000,000 Teva Pharmaceutical Finance Netherlands II BV ,
1.13%, 10/15/24 EUR (d)(e) 1,127

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
1,500,000 Teva Pharmaceutical Finance Netherlands III BV ,
3.15%, 10/01/26  $ 1,441
59,357
Insurance  (1%)
1,750,000 Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer 144A, 6.75%, 10/15/27 (a) 1,829
1,450,000 Assurant Inc. , (3 mo. LIBOR USD + 4.135%),
7.00%, 3/27/48 (b) 1,690
1,750,000 BroadStreet Partners Inc. 144A, 5.88%,
4/15/29 (a) 1,774
2,050,000 HUB International Ltd. 144A, 7.00%,
5/01/26 (a) 2,125
2,000,000 NMI Holdings Inc. 144A, 7.38%, 6/01/25 (a) 2,287
9,705
Leisure  (4%)
2,000,000 Caesars Entertainment Inc. 144A, 6.25%,
7/01/25 (a) 2,115
250,000 Caesars Resort Collection LLC/CRC Finco Inc.
144A, 5.75%, 7/01/25 (a) 263
1,000,000 Carnival Corp. 144A, 5.75%, 3/01/27 (a) 1,018
1,000,000 Carnival Corp. 144A, 7.63%, 3/01/26 (a) 1,058
1,500,000 Churchill Downs Inc. 144A, 4.75%, 1/15/28 (a) 1,558
1,750,000 Full House Resorts Inc. 144A, 8.25%,
2/15/28 (a) 1,900
1,800,000 Hilton Domestic Operating Co. Inc. 144A,
5.75%, 5/01/28 (a) 1,939
1,050,000 International Game Technology PLC 144A,
4.13%, 4/15/26 (a) 1,095
3,500,000 IRB Holding Corp. 144A, 6.75%, 2/15/26 (a) 3,609
2,150,000 MajorDrive Holdings IV LLC 144A, 6.38%,
6/01/29 (a) 2,120
1,000,000 MGM Resorts International , 4.75%, 10/15/28  1,054
550,000 MGM Resorts International , 6.75%, 5/01/25  584
1,300,000 NCL Corp. Ltd. 144A, 5.88%, 3/15/26 (a) 1,311
2,600,000 Penn National Gaming Inc. 144A, 4.13%,
7/01/29 (a) 2,567
500,000 Royal Caribbean Cruises Ltd. , 5.25%, 11/15/22  514
900,000 Royal Caribbean Cruises Ltd. 144A, 5.50%,
4/01/28 (a) 919
1,000,000 Royal Caribbean Cruises Ltd. 144A, 11.50%,
6/01/25 (a) 1,146
1,000,000 Travel + Leisure Co. , 6.00%, 4/01/27  1,086
1,000,000 Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a) 1,118
1,000,000 Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp. 144A, 5.50%, 3/01/25 (a) 1,059
28,033
Media  (7%)
1,000,000 Altice Financing SA 144A, 5.00%, 1/15/28 (a) 984
2,000,000 AMC Networks Inc. , 4.25%, 2/15/29  2,003
500,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.25%, 2/01/31 (a) 516
1,500,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 8/15/30 (a) 1,577
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. , 4.50%, 5/01/32  1,050
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 6/01/33 (a) 1,042
1,600,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.75%, 3/01/30 (a) 1,698
2,550,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.38%, 6/01/29 (a) 2,782
2,000,000 CSC Holdings LLC 144A, 4.13%, 12/01/30 (a) 2,008
Principal
or Shares Security Description
Value
(000)
1,000,000 CSC Holdings LLC 144A, 4.63%, 12/01/30 (a) $ 986
500,000 CSC Holdings LLC 144A, 6.50%, 2/01/29 (a) 553
3,200,000 DIRECTV Holdings LLC/DIRECTV Financing
Co. Inc. 144A, 5.88%, 8/15/27 (a) 3,312
1,000,000 DISH DBS Corp. , 7.38%, 7/01/28  1,083
1,500,000 DISH DBS Corp. , 7.75%, 7/01/26  1,714
1,750,000 Endure Digital Inc. 144A, 6.00%, 2/15/29 (a) 1,702
2,500,000 Gray Television Inc. 144A, 4.75%, 10/15/30 (a) 2,483
2,500,000 Lamar Media Corp. , 4.88%, 1/15/29  2,648
1,750,000 LCPR Senior Secured Financing DAC 144A,
5.13%, 7/15/29 (a) 1,795
1,500,000 Match Group Holdings II LLC 144A, 4.63%,
6/01/28 (a) 1,578
2,100,000 Mav Acquisition Corp. 144A, 8.00%, 8/01/29 (a) 2,058
750,000 Netflix Inc. 144A, 4.88%, 6/15/30 (a) 905
1,000,000 Netflix Inc. 144A, 5.38%, 11/15/29 (a) 1,237
2,000,000 Nexstar Media Inc. 144A, 4.75%, 11/01/28 (a) 2,065
2,000,000 Nielsen Finance LLC/Nielsen Finance Co. 144A,
5.63%, 10/01/28 (a) 2,116
1,000,000 Scripps Escrow Inc. 144A, 5.88%, 7/15/27 (a) 1,036
1,000,000 Sinclair Television Group Inc. 144A, 4.13%,
12/01/30 (a) 972
2,000,000 Sinclair Television Group Inc. 144A, 5.50%,
3/01/30 (a)(g) 2,000
1,350,000 Sirius XM Radio Inc. 144A, 4.13%, 7/01/30 (a) 1,395
1,500,000 Virgin Media Secured Finance PLC 144A,
5.50%, 5/15/29 (a) 1,604
2,500,000 WMG Acquisition Corp. 144A, 3.00%,
2/15/31 (a) 2,425
49,327
Real Estate  (4%)
3,600,000 Apollo Commercial Real Estate Finance Inc.
144A, 4.63%, 6/15/29 (a) 3,537
3,500,000 Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC 144A, 5.00%, 6/15/29 (a) 3,568
1,180,000 Diversified Healthcare Trust , 4.75%, 2/15/28  1,194
1,000,000 EPR Properties , 4.75%, 12/15/26  1,080
1,450,000 Iron Mountain Inc. 144A, 4.88%, 9/15/29 (a) 1,521
1,500,000 Iron Mountain Inc. 144A, 5.25%, 3/15/28 (a) 1,570
1,000,000 iStar Inc. , 4.25%, 8/01/25  1,040
2,500,000 Kennedy-Wilson Inc. , 4.75%, 3/01/29  2,572
3,000,000 Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp. 144A, 4.75%, 6/15/29 (a) 2,993
1,000,000 MGM Growth Properties Operating Partnership
LP/MGP Finance Co-Issuer Inc. , 5.75%, 2/01/27  1,119
2,000,000 SBA Communications Corp. , 3.88%, 2/15/27  2,065
1,000,000 Service Properties Trust , 7.50%, 9/15/25  1,128
900,000 Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC 144A, 4.75%, 4/15/28 (a) 905
1,300,000 Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC 144A, 6.50%, 2/15/29 (a) 1,319
1,200,000 VICI Properties LP/VICI Note Co. Inc. 144A,
4.13%, 8/15/30 (a) 1,264
2,600,000 XHR LP 144A, 4.88%, 6/01/29 (a) 2,665
29,540
Retail  (3%)
1,500,000 1011778 BC ULC/New Red Finance Inc. 144A,
4.00%, 10/15/30 (a) 1,498
1,000,000 Bath & Body Works Inc. 144A, 6.63%,
10/01/30 (a) 1,155
500,000 Bath & Body Works Inc. , 6.88%, 11/01/35  644
650,000 Bath & Body Works Inc. , 7.50%, 6/15/29  754

Principal
or Shares Security Description
Value
(000)
1,750,000 Bloomin' Brands Inc./OSI Restaurant Partners
LLC 144A, 5.13%, 4/15/29 (a) $ 1,803
1,800,000 Dealer Tire LLC/DT Issuer LLC 144A, 8.00%,
2/01/28 (a) 1,944
2,000,000 FirstCash Inc. 144A, 4.63%, 9/01/28 (a) 2,082
1,500,000 Group 1 Automotive Inc. 144A, 4.00%,
8/15/28 (a) 1,545
700,000 Lithia Motors Inc. 144A, 4.63%, 12/15/27 (a) 746
1,500,000 Lithia Motors Inc. 144A, 5.25%, 8/01/25 (a) 1,544
1,300,000 Macy's Retail Holdings LLC 144A, 5.88%,
4/01/29 (a)(g) 1,373
1,000,000 QVC Inc. , 4.38%, 9/01/28  1,028
2,333,000 Sonic Automotive Inc. , 6.13%, 3/15/27  2,437
2,000,000 Yum! Brands Inc. , 6.88%, 11/15/37  2,578
21,131
Service  (3%)
2,150,000 ADT Security Corp. 144A, 4.13%, 8/01/29 (a) 2,165
3,100,000 Adtalem Global Education Inc. 144A, 5.50%,
3/01/28 (a) 3,188
800,000 Aramark Services Inc. 144A, 5.00%, 2/01/28 (a) 832
1,000,000 Avis Budget Car Rental LLC/Avis Budget
Finance Inc. 144A, 5.75%, 7/15/27 (a) 1,047
900,000 Carriage Services Inc. 144A, 4.25%, 5/15/29 (a) 900
1,250,000 Cimpress PLC 144A, 7.00%, 6/15/26 (a) 1,317
1,000,000 Covanta Holding Corp. , 5.88%, 7/01/25  1,039
1,000,000 Covanta Holding Corp. , 6.00%, 1/01/27  1,041
1,000,000 Gartner Inc. 144A, 3.75%, 10/01/30 (a) 1,029
1,000,000 Gartner Inc. 144A, 4.50%, 7/01/28 (a) 1,059
1,725,000 Madison IAQ LLC 144A, 5.88%, 6/30/29 (a) 1,746
2,000,000 Prime Security Services Borrower LLC/Prime
Finance Inc. 144A, 3.38%, 8/31/27 (a) 1,948
1,250,000 United Rentals North America Inc. , 4.88%,
1/15/28  1,322
2,000,000 United Rentals North America Inc. , 5.88%,
9/15/26  2,068
20,701
Technology  (3%)
1,500,000 ACI Worldwide Inc. 144A, 5.75%, 8/15/26 (a) 1,574
2,000,000 ams AG 144A, 7.00%, 7/31/25 (a) 2,146
1,000,000 Booz Allen Hamilton Inc. 144A, 3.88%,
9/01/28 (a) 1,021
950,000 Castle U.S. Holding Corp. 144A, 9.50%,
2/15/28 (a) 994
1,500,000 CDK Global Inc. 144A, 5.25%, 5/15/29 (a) 1,636
1,725,000 Clarivate Science Holdings Corp. 144A, 4.88%,
6/30/29 (a) 1,742
500,000 Dell International LLC/EMC Corp. , 8.35%,
7/15/46  821
3,000,000 Elastic NV 144A, 4.13%, 7/15/29 (a) 3,015
900,000 NCR Corp. 144A, 5.13%, 4/15/29 (a) 938
1,500,000 NCR Corp. 144A, 5.25%, 10/01/30 (a) 1,581
500,000 PTC Inc. 144A, 4.00%, 2/15/28 (a) 518
1,800,000 Science Applications International Corp. 144A,
4.88%, 4/01/28 (a) 1,892
1,200,000 Seagate HDD Cayman 144A, 3.38%, 7/15/31 (a) 1,184
2,080,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A, 3.88%, 2/01/29 (a) 2,087
21,149
Telecommunications  (4%)
2,000,000 Advantage Sales & Marketing Inc. 144A, 6.50%,
11/15/28 (a) 2,075
2,650,000 Altice France SA 144A, 5.13%, 7/15/29 (a) 2,673
Principal
or Shares Security Description
Value
(000)
1,000,000 Altice France SA , 5.88%, 2/01/27 EUR (d)(e) $ 1,255
1,090,000 Altice France SA 144A, 7.38%, 5/01/26 (a) 1,135
1,000,000 Altice France SA 144A, 8.13%, 2/01/27 (a) 1,084
3,100,000 Consolidated Communications Inc. 144A,
5.00%, 10/01/28 (a) 3,124
1,000,000 Frontier Communications Holdings LLC 144A,
5.88%, 10/15/27 (a) 1,070
1,000,000 Frontier Communications Holdings LLC 144A,
6.75%, 5/01/29 (a) 1,067
2,000,000 Level 3 Financing Inc. 144A, 4.25%, 7/01/28 (a) 2,039
1,000,000 Lumen Technologies Inc. , 5.63%, 4/01/25  1,091
1,000,000 Lumen Technologies Inc. , 6.88%, 1/15/28  1,136
1,000,000 Lumen Technologies Inc. , 7.60%, 9/15/39  1,141
1,000,000 Sprint Corp. , 7.13%, 6/15/24  1,151
3,500,000 Sprint Corp. , 7.63%, 3/01/26  4,280
2,200,000 Telecom Italia Capital SA , 6.38%, 11/15/33  2,605
1,000,000 Vmed O2 UK Financing I PLC 144A, 4.25%,
1/31/31 (a) 993
27,919
Transportation  (2%)
1,000,000 American Airlines Inc. 144A, 11.75%,
7/15/25 (a) 1,251
2,000,000 Delta Air Lines Inc./SkyMiles IP Ltd. 144A,
4.75%, 10/20/28 (a) 2,237
1,400,000 First Student Bidco Inc./First Transit Parent Inc.
144A, 4.00%, 7/31/29 (a) 1,404
2,000,000 Fortress Transportation and Infrastructure
Investors LLC 144A, 6.50%, 10/01/25 (a) 2,075
1,000,000 Fortress Transportation and Infrastructure
Investors LLC 144A, 9.75%, 8/01/27 (a) 1,143
747,016 MV24 Capital BV 144A, 6.75%, 6/01/34 (a) 811
1,025,000 United Airlines Holdings Inc. , 5.00%,
2/01/24 (g) 1,064
9,985
Utility  (3%)
500,000 Calpine Corp. 144A, 4.50%, 2/15/28 (a) 516
1,000,000 Calpine Corp. 144A, 4.63%, 2/01/29 (a) 988
1,000,000 Calpine Corp. 144A, 5.13%, 3/15/28 (a) 1,014
771,000 Calpine Corp. 144A, 5.25%, 6/01/26 (a) 795
2,000,000 FirstEnergy Corp. , 4.40%, 7/15/27  2,231
1,500,000 FirstEnergy Corp. , 7.38%, 11/15/31  2,098
1,500,000 NextEra Energy Operating Partners LP 144A,
3.88%, 10/15/26 (a) 1,584
2,500,000 NRG Energy Inc. 144A, 3.38%, 2/15/29 (a) 2,494
1,000,000 Pattern Energy Operations LP/Pattern Energy
Operations Inc. 144A, 4.50%, 8/15/28 (a) 1,034
1,000,000 PG&E Corp. , 5.00%, 7/01/28 (g) 975
1,000,000 Talen Energy Supply LLC 144A, 6.63%,
1/15/28 (a) 890
1,000,000 Vistra Operations Co. LLC 144A, 5.00%,
7/31/27 (a) 1,035
1,250,000 Vistra Operations Co. LLC 144A, 5.50%,
9/01/26 (a) 1,289
16,943
Total Corporate Bond (Cost - $579,412)
604,938
Mortgage Backed (3%
)
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 9.250%), 9.34%,
11/25/39 (a)(b) 4,370
1,986,733 Fannie Mae Connecticut Avenue Securities ,
(1 mo. LIBOR USD + 12.250%), 12.34%,
9/25/28 (b) 2,365

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
1,982,543 Fannie Mae Connecticut Avenue Securities ,
(1 mo. LIBOR USD + 10.250%), 10.34%,
1/25/29 (b) $ 2,291
1,700,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 4.800%), 4.89%,
2/25/50 (a)(b) 1,708
1,200,000 Freddie Mac STACR Trust 2019-HRP1 144A, (1
mo. LIBOR USD + 9.500%), 9.59%, 2/25/49 (a)
(b) 1,289
1,732,414 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 11.250%),
11.34%, 10/25/29 (b) 1,944
900,000 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 4.600%),
4.69%, 12/25/42 (b) 921
1,833,847 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 11.750%), 11.84%, 5/25/43 (a)(b) 2,101
1,550,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 10.500%), 10.59%, 2/25/47 (a)(b) 1,781
Total Mortgage Backed (Cost - $17,044)
18,770
Stocks (0%)
Common Stock (0%
)
130,000 ARC Resources Ltd. 984
10,000 Canadian Natural Resources Ltd. 330
Principal
or Shares Security Description
Value
(000)
12,500 Cimarex Energy Co. $ 815
Total Stocks (Cost - $1,848) 2,129
Investment Company (6%
)
42,007,107 Payden Cash Reserves Money Market Fund*
(Cost - $42,007)
42,007
Total Investments (Cost - $664,222) (102%)
692,365
Liabilities in excess of Other Assets (-2%)
(16,043)
Net Assets (100%) $ 676,322
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021.
(c) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021. The stated maturity is subject to prepayments.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Principal in foreign currency.
(f) Perpetual security with no stated maturity date.
(g) All or a portion of these securities are on loan. At July 31, 2021, the total market value of the Fund’s securities on loan is $5,731 and the total market value of the collateral held by the Fund is $5,959. Amounts in 000s.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
CAD 6,469 USD  5,101 HSBC Bank USA, N.A. 09/21/2021 $ 84
EUR 1,600 USD  1,893 Citibank, N.A. 09/21/2021 7
USD 5,573 EUR  4,678 Citibank, N.A. 09/21/2021 18
USD 8,676 CAD  10,790 HSBC Bank USA, N.A. 09/21/2021 28
Net Unrealized Appreciation
$137
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
5-Year Interest Rate Swap, Pay Fixed 0.2405% Annually,
Receive Variable (0.557%) (1-Month EURIBOR) Monthly 10/29/2023 EUR 2,343 $ (66) $ – $ (66)
5-Year Interest Rate Swap, Receive Fixed 3.013% Semi-
Annually, Pay Variable 0.09013% (1-Month USD LIBOR)
Monthly 10/29/2023 USD 14,240 1,199 – 1,199
$1,133 $– $1,133